Commitments - Contractual obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments
Purchase obligations	$ 5,015	$ 6,991
Purchase of energy	2,746	2,945
Total minimum payments required	$ 7,761	$ 9,936